RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

17.RELATED PARTY TRANSACTIONS AND BALANCES

1)Nature of relationships with related parties

Name	Relationship with the Company
Anruitai Investment Limited (“Anruitai”)	22.4% shareholder of the Company as of December 31, 2025, which was diluted to 1.08% as of June 30, 2026 following the Company’s issuance of shares in a private placement.

2)Transactions with related parties

For the six months ended June 30, 2026 and 2025, the Company did not enter into transactions with related parties.

3)Balances with related parties

As of June 30, 2026 and December 31, 2025, the balances due from related parties were as follows:

	June 30,	December 31,
	2026	2025
	(unaudited)
Due from related parties
Anruitai Investment Limited	$—	$30,666
	$—	$30,666